Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business Combinations [Abstract]
Business Combination
3.	Business Combination
As discussed in Note 1,
Organization and Basis of Presentation
, on August 1, 2023 the Company consummated the Business Combination with Compute Health pursuant to the Business Combination Agreement. The Business Combination was accounted for as a reverse capitalization in accordance with U.S. GAAP. Under this method of accounting, Compute Health, which was the legal acquirer, was treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Allurion issuing stock for the net assets of Compute Health, accompanied by a recapitalization.
Upon the closing of the Business Combination, (a) holders of Legacy Allurion common stock received shares of Allurion Common Stock in an amount determined by application of the Exchange Ratio of approximately 0.9780
, (the Exchange Ratio established in the Business Combination is prior to the Reverse Stock Split and did not change as a result of the Reverse Stock Split) (b) each then-outstanding share of Legacy Allurion preferred stock was converted into the right to receive shares of Allurion Common Stock equal to the number of shares of Legacy Allurion common stock that would be issued upon conversion of such outstanding share of Legacy Allurion preferred stock based on the applicable conversion ratio multiplied by the Exchange Ratio, (c) each then-outstanding and unexercised Legacy Allurion option was converted into a new Allurion option on the same terms and conditions as were applicable to such Legacy Allurion option based on the Exchange Ratio, (d) each then-outstanding Legacy Allurion warrant was converted into a new Allurion warrant based on the Exchange Ratio (“Rollover Warrant”), (e) each then-outstanding Legacy Allurion restricted stock unit was converted into a rollover restricted stock unit based on the Exchange Ratio, and (f) certain amounts of loans made by Compute Health Sponsor LLC (the “Sponsor”) to CPUH, which balance was $
3.7 million at the time of the Business Combination, were converted into 21,023 shares of Allurion Common Stock. For periods prior to the Business Combination, the reported share and per share amounts have been retroactively converted by applying the Exchange Ratio. The consolidated assets, liabilities, and results of operations prior to the Business Combination are those of Legacy Allurion.
Further, upon the closing of the Business Combination and after giving effect to the Reverse Stock Split, each then-outstanding share of Compute Health Class A common stock was canceled and extinguished and was converted into the right to receive
0.056818 shares of Allurion Common Stock. Additionally, the Company assumed 528,277 outstanding public warrants to purchase an aggregate 750,394 shares of Allurion Common Stock at $202.50 per share.
In connection with the Business Combination, the Company incurred approximately $22.7 million of transaction costs, consisting of legal and other professional fees, of which $15.2 million was recorded to additional paid-in
capital as a reduction of proceeds, $2.5 million was recorded as debt issuance costs in connection with the Fortress Term Loan (as defined below), and $5.0 million was recorded as an expense in general and administrative expenses on the condensed consolidated statement of operations and comprehensive loss. Of the $5.0 million recorded as general and administrative expenses, $3.6 million relates to a one-time
insurance payment related to any potential matters that might arise from the period prior to the Business Combination, and as such is not capitalized as an asset. An additional $1.2 million relates to direct costs and fees incurred as part of the Revenue Interest Financing with RTW (as defined below).
The following table reconciles the elements of the Business Combination to the condensed consolidated statement of cash flows and the condensed consolidated statement of changes in equity:

December 31, 2023
Cash – CPUH trust (net of redemptions)	$38,395
Cash – PIPE Investors	37,922

Gross Proceeds	76,317
Less: transaction costs paid	(14,665)

Net proceeds from the Business Combination	61,652
Less: warrant liabilities assumed	(13,762)
Less: repayment of note assumed in the Business Combination	(2,500)
Less: accrued transaction costs at December 31, 2023	(580)

Business Combination, net of transaction costs	$44,810

The number of shares of Allurion Common Stock outstanding immediately following the consummation of the Business Combination and after giving effect to the Reverse Stock Split was as follows:

Common Stock
Legacy Allurion Equityholders (1)	1,115,896
CPUH Stockholders (2)	206,628
Shares Issued to PIPE Investors (2)	215,468
Shares issued to RTW and Fortress (3)	76,000
Shares issued to convertible note holders	132,049
CPUH Sponsor Shares (2)	130,509
Side Letter Termination Shares (3)	15,508

Total shares of Common Stock immediately after Business Combination	1,892,058

(1)
Consists of Legacy Allurion common stock and Legacy Allurion preferred stock, plus the issuance of common stock in connection with the vesting of RSUs at closing, less the Gaur Trust Contributed Shares (as defined below).

(2)
The CPUH Stockholders shares, PIPE shares, and CPUH Sponsor shares are presented combined within the condensed consolidated statements of stockholders deficit on the “Reverse recapitalization, net of transaction costs” line, which is less the Gaur Trust Contributed Shares.

(3)
The shares issued to RTW and Fortress and the Side Letter Termination shares are presented combined within the condensed consolidated statements of stockholders deficit on the “Derecognition of liabilities associated with the Backstop Shares, Hunter shares, and additional RTW and Fortress shares and issuance of related shares” line.

PIPE Investment
In connection with the execution of the Business Combination Agreement, Allurion and Compute Health entered into subscription agreements, each dated February 9, 2023, with certain accredited investors and qualified institutional buyers (the “PIPE Investors”), pursuant to which, upon the terms and subject to the conditions set forth therein, the PIPE Investors, among other things, purchased an aggregate of 215,468 shares of Allurion Common Stock at a purchase price of $176.00 per share (other than as set forth in the Amended and Restated RTW Side Letter, as defined below), for an aggregate purchase price of $37.9 million, following the CPUH Merger Effective Time (the “PIPE Investment”).
Revenue Interest Financing Agreement, Side Letter and PIPE Conversion Option
On February 9, 2023, concurrently with the execution of the Business Combination Agreement, the Company entered into the Revenue Interest Financing Agreement (the “Revenue Interest Financing Agreement”) with certain entities that engaged RTW Investments, LP (together with its affiliates, “RTW”) as investment manager. Pursuant to the Revenue Interest Financing Agreement, at the closing of the Business Combination, RTW paid Allurion an aggregate of $40.0 million (the “Investment Amount”). In exchange for the Investment Amount, Allurion will remit revenue interest payments on all current and future products, digital solutions and services developed, imported, manufactured, marketed, offered for sale, promoted, sold, tested or otherwise distributed by Allurion and its subsidiaries at a rate up to 6.0% of annual net sales prior to December 31, 2026. On or after January 1, 2027, the Company will remit revenue interest payments at a rate up to 10.0% of annual net sales, and it will continue to make revenue interest payments to RTW until December 31, 2030. The Revenue Interest Financing Agreement was amended pursuant to the RIFA Amendment (as defined below) on April 14, 2024. The RIFA Amendment, among other things, increased the rate of revenue interest payments to be paid to RTW on all current and future products, digital solutions and services developed, imported, manufactured, marketed, offered for sale, promoted, sold, tested or otherwise distributed by Allurion and its subsidiaries. Refer to Note 9,
Revenue Interest Financing, Side Letter, and PIPE Conversion Option
below for further discussion on the Revenue Interest Financing.
Additionally, in connection with the Company entering into the Revenue Interest Financing Agreement, the Company, Compute Health, Legacy Allurion, Merger Sub II and RTW entered into a side letter (the “RTW Side Letter”) on February 9, 2023 under which RTW may elect to convert up to $7.5 million of its initial PIPE Investment into an additional revenue interest financing by forfeiting a number of shares of Allurion Common Stock acquired by its PIPE Investment. Refer to Note 9,
Revenue Interest Financing, Side Letter, and PIPE Conversion Option
below for further discussion on the Revenue Interest Financing.
On May 2, 2023, the parties amended and restated the RTW Side Letter (as amended, the “Amended and Restated RTW Side Letter”), in connection with the Backstop Agreement (defined below), pursuant to which, among other things, Allurion issued 10,000 shares of Allurion Common Stock to RTW immediately prior to the Intermediate Merger Effective Time.
On October 22, 2024, funds affiliated with RTW provided notice to the Company of their election under the Amended and Restated RTW Side Letter, to surrender 30,000 shares of Common Stock of the Company representing $7.5 million in consideration for the New RIFA (as defined below). Refer to Note 19,
Subsequent Events
, below for further discussion on the RTW conversion.
Fortress Credit Agreement
In connection with the closing of the Business Combination, the Company entered into a term loan facility (the “Fortress Term Loan”) pursuant to a Credit Agreement and Guaranty, dated as of August 1, 2023 (the “Fortress Credit Agreement”), with Fortress Credit Corp. (“Fortress”), as administrative agent for the lenders party thereto from time to time (the “Lenders”). Under the terms of the Fortress Term Loan, we borrowed $60.0 million, which was used to repay the outstanding principal, accrued and unpaid interest, and other obligations with respect to the 2021 Term Loan (as defined below). Additionally, per the terms of the Fortress Term Loan and Backstop Agreement (as defined below), Allurion issued an aggregate of 38,000 shares of Allurion Common Stock to an affiliate of Fortress pursuant to a subscription agreement between Allurion and such affiliate. Refer to Note 8,
Debt
for further discussion on the Fortress Term Loan.

Backstop Agreement
On May 2, 2023, CFIP2 ALLE LLC, an affiliate of Fortress Credit Corp., and RTW (collectively, the “Backstop Purchasers”), Legacy Allurion, Allurion and Hunter Ventures Limited (“HVL”) entered into the backstop agreement (the “Backstop Agreement”). Pursuant to the Backstop Agreement, immediately prior to the Intermediate Merger Closing, (a) each Backstop Purchaser purchased $2 million of the aggregate principal amount outstanding of HVL’s Legacy Allurion convertible note issued in February 2023, (b) Allurion canceled the existing HVL Legacy Allurion Convertible Note and issued a new Allurion Convertible Note to HVL for the remaining balance together with all unpaid interest accrued since the date of issuance thereof, (c) Allurion issued new Allurion Convertible Notes to each Backstop Purchaser with an issuance date of August 1, 2023 and an original principal amount of $2 million each and (d) Allurion issued 28,000 shares of Allurion Common Stock to each Backstop Purchaser. Refer to Note 8,
Debt
for further discussion around the Backstop Agreement.
HVL Termination Agreement
On May 2, 2023, HVL and Legacy Allurion entered into a letter agreement (the “HVL Termination Agreement”), terminating the side letter agreement entered into between Legacy Allurion and HVL in connection with the issuance of HVL’s Legacy Allurion convertible note on February 15, 2023. Pursuant to the HVL Termination Agreement, among other things, at the closing of the Business Combination, upon the terms and subject to the conditions set forth therein, Allurion issued to HVL 15,508 shares of Allurion Common Stock. Refer to Note 8,
Debt
for further discussion regarding the HVL Termination Agreement.
Gaur Contribution Agreement
On May 2, 2023, Shantanu K. Gaur and Neha Gaur, trustees of The Shantanu K. Gaur Revocable Trust of 2021 (the “Gaur Trust”) and Allurion entered into a contribution agreement (the “Gaur Contribution Agreement”), pursuant to which, among other things, upon the terms and subject to the conditions set forth therein, the Gaur Trust contributed to Allurion, as a contribution of capital, 3,170 shares of Allurion Common Stock (the “Gaur Trust Contributed Shares”). The Gaur Trust’s contribution of the Gaur Trust Contributed Shares was effective immediately following the consummation of the Business Combination and the issuance of shares of Allurion Common Stock to the Gaur Trust pursuant to the terms of the Business Combination Agreement.
RSU Forfeiture Agreement
On May 2, 2023, Krishna Gupta, a member of the Company’s Board of Directors (the “Board” or “Board of Directors”), entered into a letter agreement with Legacy Allurion (the “RSU Forfeiture Agreement”), pursuant to which, among other things, upon the terms and subject to the conditions set forth therein, Mr. Gupta agreed to forfeit 3,170 restricted stock units of Allurion (the “Forfeited RSUs”). The Forfeited RSUs were terminated and cancelled without consideration therefor immediately following the closing of the Business Combination Agreement.
Sponsor Contribution Agreement
On May 2, 2023, the Sponsor and Compute Health entered into a letter agreement (the “Sponsor Contribution Agreement”) pursuant to which, among other things, upon the terms and subject to the conditions set forth therein, the Sponsor agreed to contribute to Compute Health, as a contribution of capital, 161,379 shares of Compute Health Class A Common Stock (“Sponsor Contributed Shares”), prior to giving effect to the Reverse Stock Split. The Sponsor’s contribution of the Sponsor Contributed Shares was made immediately following the CPUH Recapitalization (defined below) and immediately prior to the CPUH Merger Effective Time.
Sponsor Support Agreement
On February 9, 2023, Allurion entered into a support agreement (the “Sponsor Support Agreement”), pursuant to which immediately prior to the CPUH Merger Effective time, (a) the Sponsor recapitalized each of the Sponsor’s 21,442,500 shares of Compute Health Class B Common Stock, and all 12,833,333 of the Sponsor’s warrants to purchase shares of Class A Common Stock, into 2,088,327 shares of Compute Health Class A Common Stock and (b) the additional Class B Holders set forth on Schedule I of the Sponsor Support Agreement recapitalized his or her 30,000 shares of Compute Health Class B Common Stock into 21,120 shares of Compute Health Class A Common Stock (the “CPUH Recapitalization”). Subsequently, at the CPUH Merger Effective Time, each such share of Compute Health Class A Common Stock was converted into shares of Allurion Common Stock at an exchange ratio of 1.420455 (the “CPUH Exchange Ratio”).
Conversion of Convertible Notes
In connection with the closing of the Business Combination, outstanding Legacy Allurion Convertible Notes with an aggregate principal amount together with accrued but unpaid interest of approximately $21.8 million were converted into 132,049 shares of Allurion Common Stock with a corresponding recognition of additional paid-in
capital (“APIC”) of $25.6 million provided for under the terms of such Legacy Allurion Convertible Notes, and are no longer outstanding. Refer to Note 8,
Debt
for further information on the Company’s convertible notes.
Public Warrants and Warrant Amendment
In connection with the closing of the Business Combination, the Company assumed 528,277 outstanding public warrants (the “Public Warrants”) to purchase an aggregate 750,394 shares of Allurion Common Stock at $202.50 per share following the Warrant Amendment (defined below). The total value of the liability associated with the Public Warrants was $13.8 million measured at fair value based on the public warrant quoted price. The Company concluded the warrants met the definition of a liability based on the settlement provision that allows the warrant holders to net-share
settle their warrants in the event of a failed registration statement within 60 days of the Business Combination or any time a registration is not effective. As such, they have been classified as a liability on the balance sheet. See Note 12,
Redeemable Convertible Preferred Stock and Stockholders Deficit
and Note 10,
Fair Value Measurements
for further information on the Public Warrants and Warrant Amendment.
Earn-Out
Liabilities
In connection with the closing of the Business Combination, Legacy Allurion equity holders are entitled to receive additional shares of Allurion Common Stock if the share price achieves certain targets (the
“Earn-Out
Shares”). The Company accounts for the potential issuance of the
Earn-Out
Shares as a contingent consideration arrangement, which was initially valued and recorded at $53.0 million. See Note 10,
Fair Value Measurements
for further information on the
earn-out
liabilities.

3.	Business Combination
As discussed in Note 1,
Organization and Basis of Presentation
, on August 1, 2023 the Company consummated the Business Combination with Compute Health pursuant to the Business Combination Agreement. The Business Combination was accounted for as a reverse capitalization in accordance with U.S. GAAP. Under this method of accounting, Compute Health, which was the legal acquirer, was treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Allurion issuing stock for the net assets of Compute Health, accompanied by a recapitalization.
Upon the closing of the Business Combination, (a) holders of Legacy Allurion common stock received shares of Allurion Common Stock in an amount determined by application of the Exchange Ratio of approximately 0.9780,
(the Exchange Ratio established in the Business Combination is prior to the Reverse Stock Split and did not change as a result of the Reverse Stock Split) (b) each then-outstanding share of Legacy Allurion preferred stock was converted into the right to receive shares of Allurion Common Stock equal to the number of shares of Allurion Common Stock that would be issued upon conversion of such outstanding share of Legacy Allurion preferred stock based on the applicable conversion ratio multiplied by the Exchange Ratio, (c) each then-outstanding and unexercised Legacy Allurion option was converted into a new Allurion option on the same terms and conditions as were applicable to such Legacy Allurion option based on the Exchange Ratio (“Rollover Option”), (d) each then-outstanding Legacy Allurion warrant was converted into a new Allurion warrant based on the Exchange Ratio (“Rollover Warrant”), (e) each then-outstanding Legacy Allurion restricted stock unit was converted into a rollover restricted stock unit based on the Exchange Ratio, and (f) certain amounts of loans made by Compute Health Sponsor LLC (the “Sponsor”) to CPUH, which balance was $
3.7
 million at the time of the Business Combination (the “Sponsor Loan Excess”), was converted into
21,023
shares of Allurion Common Stock (the “Sponsor Loan Equity Issuance”). For periods prior to the Business Combination, the reported share and per share amounts have been retroactively converted by applying the Exchange Ratio. The consolidated assets, liabilities, and results of operations prior to the Business Combination are those of Legacy Allurion.
Further, upon the closing of the Business Combination and after giving effect to the Reverse Stock Split, each then-outstanding share of Compute Health Class A common stock was canceled and extinguished and was converted into the right to receive
0.056818
 shares of Allurion Common Stock. Additionally, the Company
assumed 528,277 outstanding public warrants to purchase an aggregate 750,394 shares of Allurion Common Stock at $202.50 per share.
In connection with the Business Combination, the Company incurred approximately $22.7 million of transaction costs, consisting of legal and other professional fees, $15.2 million of which were recorded to additional paid-in
capital as a reduction of proceeds, $2.5 million of which were recorded as debt issuance costs in connection with the Fortress Term Loan (as defined below), and $5.0 million of which were recorded as an expense in general and administrative expenses on the consolidated statement of operations and comprehensive loss. Of the $5.0 million recorded as expense, $3.6 million relates to a one-time
insurance payment related to any potential matters that might arise from the period prior to the Business Combination, and as such is not capitalized as an asset. An additional $1.2 million relates to direct costs and fees incurred as part of the Revenue Interest Financing with RTW.
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of changes in equity:

December 31, 2023
Cash – CPUH trust (net of redemptions)	$38,395
Cash – PIPE Investors	37,922

Gross Proceeds	76,317
Less: transaction costs paid	(14,665)

Net proceeds from the Business Combination (1)	61,652
Less: warrant liabilities assumed (2)	(13,762)
Less: repayment of note assumed in the Business Combination (1)	(2,500)
Less: accrued transaction costs at December 31, 2023 (1)	(580)

Business Combination, net of transaction costs	$44,810

(1)
The Net proceeds from the Business Combination, less the repayment of note assumed in the Business Combination, less the accrued transaction costs at December 31, 2023 are presented net in the consolidated statements of stockholders deficit within line “Reverse recapitalization, net of transaction costs (Note 3)”.

(2)	The warrant liabilities assumed are presented separately from the “Reverse recapitalization, net of transaction costs (Note 3)” line within the consolidated statements of stockholders deficit.
The number of shares of Allurion Common Stock outstanding immediately following the consummation of the Business Combination and after giving effect to the Reverse Stock Split was as follows:

Common Stock
Legacy Allurion Equityholders (1)	1,115,896
CPUH Stockholders (2)	206,628
Shares Issued to PIPE Investors (2)	215,468
Shares issued to RTW and Fortress (3)	76,000
Shares issued to convertible note holders	132,049
CPUH Sponsor Shares (2)	130,509
Side Letter Termination Shares (3)	15,508

Total shares of Common Stock immediately after Business Combination	1,892,058

(1)
Consists of Legacy Allurion common stock and Legacy Allurion preferred stockholders, plus the issuance of common stock in connection with the vesting of RSUs at closing, less the Gaur
Contributed
Shares (as defined below).

(2)
The CPUH Stockholders shares, PIPE shares, and CPUH Sponsor shares are presented combined within the consolidated statements of redeemable convertible preferred stock and stockholders deficit on the “Reverse recapitalization, net of transaction costs” line, which is less the Gaur Contributed Shares (as defined below).

(3)
The shares issued to RTW and Fortress and the Side Letter Termination shares are presented combined within the consolidated statements of redeemable convertible preferred stock and stockholders deficit on the “Derecognition of liabilities associated with the Backstop Shares, Hunter shares, and additional RTW and Fortress shares and issuance of related shares” line.

PIPE Investment
In connection with the execution of the Business Combination Agreement, Allurion and Compute Health entered into subscription agreements, each dated February 9, 2023 (the “PIPE Subscription Agreements”), with certain accredited investors and qualified institutional buyers (the “PIPE Investors”), pursuant to which, upon the terms and subject to the conditions set forth therein, the PIPE Investors, among other things, purchased an aggregate of 215,468 shares of Allurion Common Stock at a purchase price of $176.00 per share (other than as set forth in the Amended and Restated RTW Side Letter, as defined below), for an aggregate purchase price of $37.9 million, following the CPUH Merger Effective Time (the “PIPE Investment”).
Revenue Interest Financing Agreement, Side Letter and PIPE Conversion Option
On February 9, 2023, concurrently with the execution of the Business Combination Agreement, the Company entered into the Revenue Interest Financing Agreement with RTW. Pursuant to the Revenue Interest Financing Agreement, at the closing of the Business Combination, RTW paid Allurion an aggregate of $40.0 million (the “Investment Amount”). In exchange for the Investment Amount, Allurion will remit revenue interest payments on all current and future products, digital solutions and services developed, imported, manufactured, marketed, offered for sale, promoted, sold, tested or otherwise distributed by Allurion and its subsidiaries at a rate up to 6.0% of annual net sales prior to December 31, 2026. On or after January 1, 2027, the Company will remit revenue interest payments at a rate up to 10.0% of annual net sales, and it will continue to make revenue interest payments to RTW until December 31, 2030.
Additionally, in connection with the Company entering in the Revenue Interest Financing, the Company, Compute Health, Legacy Allurion, Merger Sub II and RTW entered into a side letter (the “RTW Side Letter”) on February 9, 2023 under which RTW may elect to convert up to $7.5 million of its initial PIPE subscription into an additional revenue interest financing by forfeiting a number of shares of Allurion common stock acquired by its PIPE Investment. Refer to Note 9,
Revenue Interest Financing, Side Letter, and PIPE Conversion Option
below for further discussion on the Revenue Interest Financing.
On May 2, 2023, the parties amended and restated the RTW Side Letter (as amended, the “Amended and Restated RTW Side Letter”), in connection with the Backstop Agreement (defined below), pursuant to which, among other things, Allurion issued 10,000 shares of Allurion Common Stock to RTW immediately prior to the Intermediate Merger Effective Time.
Fortress Credit Agreement
In connection with the closing of the Business Combination, the Company entered into a term loan facility (the “Fortress Term Loan”) pursuant to a credit agreement and guaranty, dated as of August 1, 2023 (the “Fortress Credit Agreement”), with Fortress Credit Corp. (“Fortress”), as administrative agent for the lenders party thereto from time to time (the “Lenders”). Under the terms of the Fortress Term Loan, we borrowed $60.0 million which was used to repay the outstanding principal, accrued and unpaid interest, and other obligations with respect to the 2021 Term Loan (as defined below). Additionally, per the terms of the Fortress Term Loan and Backstop Agreement, Allurion issued an aggregate of 38,000 shares of Allurion Common Stock to an affiliate of Fortress pursuant to a subscription agreement between Allurion and such affiliate. Refer to Note 8,
Debt
for further discussion on the Fortress Term Loan.

Backstop Agreement
On May 2, 2023, CFIP2 ALLE LLC, an affiliate of Fortress Credit Corp., and RTW (collectively, the “Backstop Purchasers”), Legacy Allurion, Allurion and Hunter Ventures Limited (“HVL”) entered into the backstop agreement (the “Backstop Agreement”). Pursuant to the Backstop Agreement, immediately prior to the Intermediate Merger Closing (a) each Backstop Purchaser purchased $2 million of the aggregate principal amount outstanding of HVL’s Legacy Allurion convertible note issued in February 2023, (b) Allurion canceled the existing HVL Legacy Allurion Convertible Note and issued a new Allurion Convertible Note to HVL for the remaining balance together with all unpaid interest accrued since the date of issuance thereof, (c) Allurion issued new Allurion Convertible Notes to each Backstop Purchaser with an issuance date of August 1, 2023 and an original principal amount of $2 million each and (d) Allurion issued 28,000 shares of Allurion Common Stock to each Backstop Purchaser. Refer to Note 8,
Debt
for further discussion around the Backstop Agreement.
HVL Termination Agreement
On May 2, 2023, HVL and Legacy Allurion entered into a letter agreement (the “HVL Termination Agreement”), terminating the side letter agreement entered into between Legacy Allurion and HVL in connection with the issuance of HVL’s Legacy Allurion convertible note on February 15, 2023. Pursuant to the HVL Termination Agreement, among other things, at the closing of the Business Combination, upon the terms and subject to the conditions set forth therein, Allurion issued to HVL 15,508 shares of Allurion Common Stock. Refer to Note 8,
Debt
for further discussion regarding the HVL Termination Agreement.
Gaur Contribution Agreement
On May 2, 2023, Shantanu K. Gaur and Neha Gaur, trustees of The Shantanu K. Gaur Revocable Trust of 2021 (the “Gaur Trust”) and Allurion entered into a contribution agreement (the “Gaur Contribution Agreement”), pursuant to which, among other things, upon the terms and subject to the conditions set forth therein, the Gaur Trust contributed to Allurion, as a contribution of capital, 3,170 shares of Allurion Common Stock (the “Gaur Trust Contributed Shares”). The Gaur Trust’s contribution of the Gaur Trust Contributed Shares was effective immediately following the consummation of the Business Combination and the issuance of shares of Allurion Common Stock to the Gaur Trust pursuant to the terms of the Business Combination Agreement.
RSU Forfeiture Agreement
On May 2, 2023, Krishna Gupta, a member of our Board of Directors, entered into a letter agreement with Legacy Allurion (the “RSU Forfeiture Agreement”), pursuant to which, among other things, upon the terms and subject to the conditions set forth therein, Mr. Gupta agreed to forfeit 3,170 restricted stock units of Allurion (the “Forfeited RSUs”). The Forfeited RSUs were terminated and cancelled without consideration therefore immediately following the closing of the Business Combination Agreement.
Sponsor Contribution Agreement
On May 2, 2023, the Sponsor and Compute Health entered into a letter agreement (the “Sponsor Contribution Agreement”) pursuant to which, among other things, upon the terms and subject to the conditions set forth therein, the Sponsor agreed to contribute to Compute Health, as a contribution of capital, 161,379 shares of Compute Health Class A Common Stock (“Sponsor Contributed Shares”), prior to giving effect to the Reverse Stock Split. The Sponsor’s contribution of the Sponsor Contributed Shares was made immediately following the CPUH Recapitalization (defined below) and immediately prior to the CPUH Merger Effective Time.
Sponsor Support Agreement
On February 9, 2023, Allurion entered into a support agreement (the “Sponsor Support Agreement”), pursuant to which immediately prior to the CPUH Merger Effective time, (a) the Sponsor recapitalized each of the Sponsor’s 21,442,500 shares of Compute Health Class B Common Stock, and all 12,833,333 of the Sponsor’s warrants to purchase shares of Class A Common Stock, into 2,088,327 shares of Compute Health Class A Common Stock and (b) the additional Class B Holders set forth on Schedule I of the Sponsor Support Agreement (the “Additional Class B Holders”) recapitalized his or her 30,000 shares of Compute Health Class B Common Stock into 21,120 shares of Compute Health Class A Common Stock (the “CPUH Recapitalization”). Subsequently, at the CPUH Merger Effective Time, each such share of Compute Health Class A Common Stock was converted into shares of Allurion Common Stock at an exchange ratio of 1.420455
(the “CPUH Exchange Ratio”), prior to giving effect to the Reverse Stock Split.
Conversion of Convertible Notes
In connection with the closing of the Business Combination, outstanding Legacy Allurion Convertible Notes with an aggregate principal amount together with accrued but unpaid interest of approximately $21.8 million were converted into 132,049 shares of Allurion Common Stock with a corresponding recognition of additional paid-in
capital (“APIC”) of $25.6 million provided for under the terms of such Legacy Allurion Convertible Notes, and are no longer outstanding. Refer to Note 8,
Debt
for further information on the Company’s convertible notes.
Public Warrants and Warrant Amendment
In connection with the closing of the Business Combination, the Company assumed 528,277 outstanding Public Warrants (defined below) to purchase an aggregate 750,394 shares of Allurion Common Stock at $202.50 per share following the Warrant Amendment (defined below). The total value of the liability associated with the Public Warrants was $13.8 million measured at fair value based on the public warrant quoted price. The Company concluded the warrants met the definition of a liability based on the settlement provision that allows the warrant holders to net-share
settle their warrants in the event of a failed registration statement within 60 days of the Business Combination or any time a registration is not effective. As such, they have been classified as a liability on the balance sheet. See Note 12,
Capital Stock and Stockholders’ Deficit
and Note 10,
Fair Value Measurements
for further information on the Public Warrants and Warrant Amendment.
Earn-Out
Liabilities
In connection with the closing of the Business Combination, Legacy Allurion equity holders are entitled to receive additional shares of Allurion Common Stock if the shares price achieves certain targets. The Company accounts for the potential issuance of the
Earn-Out
Shares as a contingent consideration arrangement, which was initially valued and recorded at $53.0 million. See Note 10,
Fair Value Measurements
for further information on the
earn-out
liabilities.